Quarterly Holdings Report
for
Fidelity® Series Sustainable Investment Grade Bond Fund
May 31, 2025
SGB-NPRT3-0725
1.9908956.102
Asset-Backed Securities - 7.2%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 7.2%
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7095% 7/21/2037 (b)(c)(d)	250,000	250,089
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4163% 1/25/2038 (b)(c)(d)	250,000	249,249
RR 28 LTD / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 month Index + 1.55%, 5.8061% 4/15/2037 (b)(c)(d)	250,000	250,540
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		749,878
TOTAL ASSET-BACKED SECURITIES (Cost $749,501)		749,878

Commercial Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4725% 3/15/2030 (b)(c)(d) (Cost $18,955)	19,000	18,858

Foreign Government and Government Agency Obligations - 0.5%
	Principal Amount (a)	Value ($)
MEXICO - 0.5%
United Mexican States 3.5% 2/12/2034 (Cost $49,563)	60,000	49,290

Non-Convertible Corporate Bonds - 21.9%
	Principal Amount (a)	Value ($)
CANADA - 0.6%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
TELUS Corp 3.4% 5/13/2032	45,000	40,181
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 3.625% 5/13/2051 (c)	29,000	19,132
TOTAL CANADA		59,313
NETHERLANDS - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031	36,000	31,158
UNITED KINGDOM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Astrazeneca Finance LLC 1.75% 5/28/2028	27,000	25,183
UNITED STATES - 20.8%
Communication Services - 1.9%
Diversified Telecommunication Services - 0.9%
AT&T Inc 2.25% 2/1/2032	20,000	16,969
Verizon Communications Inc 5.05% 5/9/2033	74,000	74,098
		91,067
Entertainment - 0.2%
Walt Disney Co/The 2.65% 1/13/2031	27,000	24,599
Media - 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	10,000	10,046
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	5,000	5,205
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	3,000	3,138
Warnermedia Holdings Inc 4.279% 3/15/2032	30,000	25,457
Warnermedia Holdings Inc 5.141% 3/15/2052	27,000	17,503
		61,349
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.875% 2/15/2031	22,000	19,799
TOTAL COMMUNICATION SERVICES		196,814

Consumer Discretionary - 1.3%
Automobiles - 0.2%
General Motors Co 5.4% 10/15/2029	18,000	18,129
Specialty Retail - 0.9%
Home Depot Inc/The 3.25% 4/15/2032	25,000	22,847
Lowe's Cos Inc 3.75% 4/1/2032	35,000	32,572
Lowe's Cos Inc 4.25% 4/1/2052	25,000	18,969
TJX Cos Inc/The 3.875% 4/15/2030	23,000	22,538
		96,926
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry Inc 3.05% 3/15/2032	27,000	23,561
TOTAL CONSUMER DISCRETIONARY		138,616

Consumer Staples - 0.5%
Food Products - 0.5%
General Mills Inc 2.25% 10/14/2031	55,000	47,169
Financials - 7.9%
Banks - 4.6%
Bank of America Corp 4.623% 5/9/2029 (b)	38,000	37,991
Bank of America Corp 5.015% 7/22/2033 (b)	55,000	54,810
Bank of America Corp 5.162% 1/24/2031 (b)	20,000	20,296
Citigroup Inc 2.666% 1/29/2031 (b)	49,000	44,376
Citigroup Inc 4.91% 5/24/2033 (b)	15,000	14,746
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	11,000	11,229
Fifth Third Bancorp 4.895% 9/6/2030 (b)	10,000	10,024
JPMorgan Chase & Co 2.963% 1/25/2033 (b)	30,000	26,538
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	65,000	64,418
JPMorgan Chase & Co 5.103% 4/22/2031 (b)	6,000	6,087
JPMorgan Chase & Co 5.14% 1/24/2031 (b)	20,000	20,310
JPMorgan Chase & Co 5.572% 4/22/2036 (b)	8,000	8,139
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (b)	50,000	49,376
Santander Holdings USA Inc 5.807% 9/9/2026 (b)	7,000	7,014
Santander Holdings USA Inc 6.499% 3/9/2029 (b)	5,000	5,179
Wells Fargo & Co 5.15% 4/23/2031 (b)	9,000	9,108
Wells Fargo & Co 5.244% 1/24/2031 (b)	12,000	12,179
Wells Fargo & Co 5.499% 1/23/2035 (b)	59,000	59,335
Wells Fargo & Co 5.605% 4/23/2036 (b)	8,000	8,093
		469,248
Capital Markets - 1.6%
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)	21,000	18,547
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (b)	25,000	24,553
Morgan Stanley 2.943% 1/21/2033 (b)	30,000	26,361
Morgan Stanley 4.889% 7/20/2033 (b)	46,000	45,312
Morgan Stanley 5.192% 4/17/2031 (b)	6,000	6,088
Morgan Stanley 5.23% 1/15/2031 (b)	17,000	17,251
Morgan Stanley 5.664% 4/17/2036 (b)	5,000	5,082
State Street Corp 3.031% 11/1/2034 (b)	25,000	22,789
		165,983
Consumer Finance - 0.4%
Ally Financial Inc 5.543% 1/17/2031 (b)	2,000	1,996
Ally Financial Inc 5.737% 5/15/2029 (b)	27,000	27,265
American Express Co 5.085% 1/30/2031 (b)	16,000	16,242
		45,503
Insurance - 1.3%
Equitable Financial Life Global Funding 1.3% 7/12/2026 (c)	53,000	51,184
Marsh & McLennan Cos Inc 2.375% 12/15/2031	57,000	49,153
Reinsurance Group of America Inc 5.75% 9/15/2034	20,000	20,264
Unum Group 4% 6/15/2029	20,000	19,422
		140,023
TOTAL FINANCIALS		820,757

Health Care - 1.6%
Biotechnology - 0.5%
Amgen Inc 3% 2/22/2029	50,000	47,427
Health Care Providers & Services - 0.8%
Centene Corp 4.625% 12/15/2029	31,000	29,853
Cigna Group/The 3.4% 3/15/2051	28,000	18,177
Humana Inc 3.7% 3/23/2029	37,000	35,543
		83,573
Pharmaceuticals - 0.3%
Bristol-Myers Squibb Co 2.95% 3/15/2032	13,000	11,622
Zoetis Inc 2% 5/15/2030	27,000	23,970
		35,592
TOTAL HEALTH CARE		166,592

Industrials - 1.0%
Building Products - 0.3%
Carrier Global Corp 2.493% 2/15/2027	25,000	24,222
Carrier Global Corp 5.9% 3/15/2034	2,000	2,101
		26,323
Industrial Conglomerates - 0.5%
Honeywell International Inc 1.75% 9/1/2031	27,000	22,715
Trane Technologies Financing Ltd 3.8% 3/21/2029	35,000	34,388
		57,103
Machinery - 0.2%
Otis Worldwide Corp 2.565% 2/15/2030	27,000	24,623
TOTAL INDUSTRIALS		108,049

Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.2%
Dell International LLC / EMC Corp 6.2% 7/15/2030	21,000	22,243
Semiconductors & Semiconductor Equipment - 0.3%
Micron Technology Inc 2.703% 4/15/2032	36,000	30,687
TOTAL INFORMATION TECHNOLOGY		52,930

Materials - 0.1%
Chemicals - 0.1%
International Flavors & Fragrances Inc 2.3% 11/1/2030 (c)	14,000	12,201
Real Estate - 2.1%
Diversified REITs - 0.3%
WP Carey Inc 2.45% 2/1/2032	42,000	35,307
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc 2% 5/18/2032	42,000	33,891
Industrial REITs - 0.4%
Prologis LP 2.875% 11/15/2029	38,000	35,463
Office REITs - 0.7%
Boston Properties LP 2.45% 10/1/2033	47,000	36,845
COPT Defense Properties LP 2% 1/15/2029	29,000	25,981
		62,826
Real Estate Management & Development - 0.2%
CBRE Services Inc 2.5% 4/1/2031	27,000	23,554
Retail REITs - 0.2%
Brixmor Operating Partnership LP 5.75% 2/15/2035	20,000	20,210
Regency Centers LP 5.1% 1/15/2035	4,000	3,945
		24,155
TOTAL REAL ESTATE		215,196

Utilities - 3.9%
Electric Utilities - 1.6%
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	47,000	44,782
Duke Energy Carolinas LLC 3.95% 11/15/2028	33,000	32,641
Northern States Power Co/MN 2.25% 4/1/2031	40,000	35,575
Oncor Electric Delivery Co LLC 4.15% 6/1/2032	25,000	23,716
Wisconsin Electric Power Co 4.75% 9/30/2032	31,000	31,005
		167,719
Independent Power and Renewable Electricity Producers - 0.9%
AES Corp/The 1.375% 1/15/2026	27,000	26,387
AES Corp/The 2.45% 1/15/2031	78,000	66,697
		93,084
Multi-Utilities - 1.4%
Dominion Energy Inc 2.25% 8/15/2031	61,000	52,263
NiSource Inc 1.7% 2/15/2031	63,000	53,254
Puget Energy Inc 4.224% 3/15/2032	44,000	40,544
		146,061
TOTAL UTILITIES		406,864

TOTAL UNITED STATES		2,165,188
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,285,412)		2,280,842

U.S. Government Agency - Mortgage Securities - 20.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 20.7%
Fannie Mae 2.5% 6/1/2052	52,505	43,538
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	23,435	19,294
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	39,175	37,967
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	46,034	45,717
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	39,696	40,178
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	23,706	23,994
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	47,891	48,472
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	15,488	15,921
Freddie Mac Gold Pool 2% 11/1/2050	103,599	81,163
Freddie Mac Gold Pool 2.5% 9/1/2051	29,762	24,502
Freddie Mac Gold Pool 3% 5/1/2051	21,444	18,462
Freddie Mac Gold Pool 4.5% 1/1/2053	46,833	44,324
Freddie Mac Non Gold Pool 5.5% 3/1/2054	22,294	22,140
Ginnie Mae I Pool 4% 10/20/2052	89,171	82,328
Ginnie Mae I Pool 5% 10/20/2054	24,722	24,000
Ginnie Mae II Pool 2% 1/20/2051	48,485	38,971
Ginnie Mae II Pool 2% 2/20/2052	69,987	56,253
Ginnie Mae II Pool 2.5% 5/20/2052	69,413	58,232
Ginnie Mae II Pool 2.5% 6/1/2055 (e)	50,000	41,902
Ginnie Mae II Pool 2.5% 7/1/2055 (e)	25,000	20,943
Ginnie Mae II Pool 3% 6/1/2055 (e)	75,000	65,362
Ginnie Mae II Pool 5% 6/1/2055 (e)	50,000	48,517
Ginnie Mae II Pool 5.5% 7/1/2055 (e)	50,000	49,610
Ginnie Mae II Pool 6% 6/1/2055 (e)	100,000	100,972
Ginnie Mae II Pool 6% 7/1/2055 (e)	100,000	100,819
Uniform Mortgage Backed Securities 2% 6/1/2040 (e)	150,000	135,463
Uniform Mortgage Backed Securities 2% 6/1/2055 (e)	300,000	233,191
Uniform Mortgage Backed Securities 2% 7/1/2055 (e)	150,000	116,660
Uniform Mortgage Backed Securities 2.5% 6/1/2055 (e)	125,000	101,870
Uniform Mortgage Backed Securities 3% 6/1/2055 (e)	75,000	63,844
Uniform Mortgage Backed Securities 3.5% 6/1/2055 (e)	100,000	88,703
Uniform Mortgage Backed Securities 4% 6/1/2055 (e)	75,000	68,766
Uniform Mortgage Backed Securities 5.5% 6/1/2055 (e)	50,000	49,516
Uniform Mortgage Backed Securities 6% 6/1/2055 (e)	125,000	126,255
Uniform Mortgage Backed Securities 6.5% 6/1/2055 (e)	25,000	25,672
TOTAL UNITED STATES		2,163,521
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,165,612)		2,163,521

U.S. Treasury Obligations - 49.6%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bonds 3.625% 2/15/2053	3.74	335,000	267,542
US Treasury Bonds 3.875% 2/15/2043	3.81	180,000	158,105
US Treasury Bonds 4.25% 2/15/2054	4.24 to 4.78	310,600	277,417
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.66	76,000	67,961
US Treasury Bonds 4.5% 11/15/2054	4.55 to 4.83	115,000	107,345
US Treasury Bonds 4.625% 2/15/2055	4.54 to 4.81	89,000	84,895
US Treasury Bonds 4.625% 5/15/2054	4.49 to 4.65	95,000	90,365
US Treasury Bonds 4.75% 5/15/2055	4.91 to 4.92	134,000	130,566
US Treasury Notes 3.5% 4/30/2028	3.35	460,000	455,381
US Treasury Notes 3.5% 4/30/2030	3.36	70,000	68,518
US Treasury Notes 3.625% 5/15/2026	4.03	45,000	44,775
US Treasury Notes 3.625% 9/30/2031	3.63 to 3.87	219,000	213,020
US Treasury Notes 3.75% 12/31/2028	3.84	200,000	199,023
US Treasury Notes 3.75% 5/31/2030	3.98	210,000	207,810
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.27	268,000	258,135
US Treasury Notes 4% 3/31/2030	3.94	100,000	100,172
US Treasury Notes 4% 4/30/2032	4.00	51,000	50,498
US Treasury Notes 4% 5/31/2030	3.97	250,000	250,488
US Treasury Notes 4% 6/30/2028	4.25	60,000	60,234
US Treasury Notes 4% 7/31/2030	4.07 to 4.16	105,000	105,025
US Treasury Notes 4.125% 10/31/2031	4.37	77,000	76,994
US Treasury Notes 4.125% 11/30/2029	4.08	12,000	12,090
US Treasury Notes 4.125% 2/29/2032	4.19	40,000	39,931
US Treasury Notes 4.125% 3/31/2032	4.13	320,000	319,351
US Treasury Notes 4.125% 5/31/2032	4.18	125,000	124,668
US Treasury Notes 4.125% 7/31/2028	4.18 to 4.27	175,000	176,306
US Treasury Notes 4.125% 7/31/2031	3.78	137,000	137,174
US Treasury Notes 4.125% 8/31/2030	4.61	58,000	58,331
US Treasury Notes 4.25% 1/31/2030	4.34 to 4.47	140,000	141,728
US Treasury Notes 4.25% 11/15/2034	4.22 to 4.49	174,000	172,287
US Treasury Notes 4.25% 2/28/2031	4.27	35,000	35,349
US Treasury Notes 4.25% 5/15/2035	4.45	100,000	98,875
US Treasury Notes 4.375% 1/31/2032	4.46	50,000	50,648
US Treasury Notes 4.375% 11/30/2030	4.27 to 4.35	93,000	94,558
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.35	155,000	157,313
US Treasury Notes 4.625% 2/15/2035	4.17 to 4.34	186,000	189,433
US Treasury Notes 4.625% 5/31/2031	4.33	67,000	68,908
US Treasury Notes 4.875% 10/31/2030	4.91	20,000	20,821
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,313,457)			5,172,040

Money Market Funds - 13.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $1,359,105)	4.32	1,358,834	1,359,105

TOTAL INVESTMENT IN SECURITIES - 113.1% (Cost $11,941,605)	11,793,534
NET OTHER ASSETS (LIABILITIES) - (13.1)%	(1,357,969)
NET ASSETS - 100.0%	10,435,565

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2.5% 6/1/2055	(25,000)	(20,951)
Ginnie Mae II Pool 6% 6/1/2055	(100,000)	(100,971)
Uniform Mortgage Backed Securities 2% 6/1/2055	(150,000)	(116,596)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(238,518)

TOTAL TBA SALE COMMITMENTS (Proceeds $238,167)		(238,518)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $851,253 or 8.2% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,161,291	1,935,988	1,738,174	38,638	-	-	1,359,105	1,358,834	0.0%
Total	1,161,291	1,935,988	1,738,174	38,638	-	-	1,359,105

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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